3. INVENTORIES, NET (Tables)	12 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2014	June 30, 2013
Raw materials	$37	$128
Finished goods	193	676
	$230	$804